Foreign Currency Translation (Details) - Schedule of exchange rate - TINGO, INC. [Member]	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet:
Exchange rate used for conversion in balance sheet	415.72	412.99		379.5
Profit and Loss :
Exchange rate used for conversion in profit and loss	414.355	396.46	410	379.5